CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
NET INCOME	₱ 22,786	₱ 18,973	₱ 13,466
OTHER COMPREHENSIVE INCOME (LOSS) – NET OF TAX (Note 6)
Fair value changes of financial assets at fair value through other comprehensive income (loss) (Note 25)	127	(29)
Foreign currency translation differences of subsidiaries	23	117	(18)
Net transactions on cash flow hedges:	(256)	(271)	(376)
Net fair value losses on cash flow hedges (Note 28)	(330)	(286)	(411)
Income tax related to fair value adjustments charged directly to equity (Note 7)	74	15	35
Net gains on available-for-sale financial investments:			3,364
Unrealized gains from changes in fair value adjustments recognized during the year (Note 12)			2,826
Impairment recognized in profit or loss			540
Income tax related to fair value adjustments charged directly to equity (Note 7)			(2)
Share in the other comprehensive income of associates and joint ventures accounted for using the equity method (Note 11)			112
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	(106)	(183)	3,082
Revaluation increment on investment properties:	(2)	(2)	1
Depreciation of revaluation increment in investment properties transferred to property and equipment (Note 9)	(3)	(2)	(2)
Income tax related to revaluation increment charged directly to equity (Note 7)	1		(1)
Fair value adjustment to property and equipment transferred to investment properties during the year			4
Actuarial losses on defined benefit obligations:	(6,074)	(1,222)	(1,091)
Remeasurement in actuarial losses on defined benefit obligations (Note 26)	(8,672)	(1,788)	(1,566)
Income tax related to remeasurement adjustments (Note 7)	2,598	566	475
Share in the other comprehensive income of associates and joint ventures accounted for using the equity method (Note 11)			194
Net other comprehensive loss not to be reclassified to profit or loss in subsequent years	(6,076)	(1,224)	(896)
Total Other Comprehensive Income (Loss) – Net of Tax	(6,182)	(1,407)	2,186
TOTAL COMPREHENSIVE INCOME	16,604	17,566	15,652
ATTRIBUTABLE TO:
Equity holders of PLDT	16,343	17,504	15,550
Noncontrolling interests	261	62	102
TOTAL COMPREHENSIVE INCOME	₱ 16,604	₱ 17,566	₱ 15,652